Income (Loss) Per Share (Details) - Schedule of Income (Loss) Per Share (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income (Loss) Per Share [Abstract]
Net income (loss) used in the calculation of earnings (loss) per share, diluted	$ (12,055)	$ 211,334	$ (215,235)
Weighted average number of Ordinary Shares for the purposes of earnings (loss) per share, diluted	47,635,875	46,767,930	15,048,576